Significant Accounting Policies - Additional Information (Details) € in Millions	6 Months Ended
Mar. 31, 2025 EUR (€)
Disclosure of changes in accounting estimates [abstract]
Change in accounting policy and reclassified from treasury shares to share premium	€ 355.8